Consolidated Statements of Financial Position (Parentheticals) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Property and equipment,accumulated depreciation	$ 207,892	$ 181,681
Right-of-use assets accumulated depreciation	$ 224,307	$ 278,245
Ordinary shares (in Shares)	5,245,115,318	2,439,897,618